Partners' capital (Tables)	12 Months Ended
Dec. 31, 2021
Partners' capital.
Schedule of funded and unfunded capital commitments

Funded and unfunded capital commitments as of December 31, 2021 are as follows:

	General Partner	Limited Partner	Total
Committed capital	$750,000	$240,680,450	$241,430,450
Less: Unfunded committed capital	120,867	5,289,019	5,409,886
Funded Capital Contributions	$629,133	$235,391,431	$236,020,564

Funded and unfunded capital commitments as of December 31, 2020 are as follows:

	General Partner	Limited Partner	Total
Committed capital	$750,000	$240,680,450	$241,430,450
Less: Unfunded committed capital	245,127	52,144,613	52,389,740
Funded Capital Contributions	$504,873	$188,535,837	$189,040,710